Summary of Significant Accounting Policies - Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Restricted Cash
Cash	$ 30,393	$ 39,150
Restricted cash	35	382
Total cash and restricted cash shown in statements of cash flows	$ 30,428	$ 39,532	$ 2,590